RELATED PARTIES BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Long-term investment	$ 37	$ 50
Trade accounts payable		52
Cost of revenues		13,970	$ 14,883
General and Administrative expenses	639	234	221
Other expense (income), net	$ 13	$ (6)	$ 16